Basis of Presentation - Schedule of Aggregation of Revenue (Details) - Customer concentration - Revenue	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Wal-Mart Stores Inc.
Concentration Risk [Line Items]
Concentration risk percentage	13.00%	13.80%	18.30%
Walgreen Co.
Concentration Risk [Line Items]
Concentration risk percentage	11.90%	14.60%	14.70%